SIGNIFICANT ACCOUNTING POLICIES - Incentives (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Revenue portion allocated to the points as separate performance obligation	$ 1,059	$ 1,865	$ 2,042
Loyalty program points recorded as reduction of revenue	187	275	330
Contract liabilities recorded related to unredeemed points	2,126	3,022
Loyalty program points recorded as selling and marketing expenses	1,604	220	$ 198
Liabilities recorded to unredeemed points in other scenarios	$ 3,518	$ 485